ACQUISITIONS (Bison Midstream) (Details) (USD $)				12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Gas Gathering Contract Minimum	Dec. 31, 2013 Gas Gathering Contract Maximum	Jun. 04, 2013 Bison Midstream	Dec. 31, 2013 Bison Midstream	Feb. 15, 2013 Bison Midstream	Jun. 04, 2013 Bison Midstream Limited partners, Common	Jun. 04, 2013 Bison Midstream General Partner Units	Jun. 04, 2013 Bison Midstream SMP Holdings' equity in contributed subsidiaries	Dec. 31, 2013 Bison Midstream SMP Holdings' equity in contributed subsidiaries	Jun. 04, 2013 Bison Midstream Weighted Average	Jun. 04, 2013 Bison Midstream Gas Gathering Contract Minimum	Jun. 04, 2013 Bison Midstream Gas Gathering Contract Maximum
Business Acquisition [Line Items]
Cost of acquired entity, purchase price						$ 248,900,000					$ 248,900,000
Useful lives				10 years	25 years								12 years	5 years	15 years
Cost of acquired entity, cash paid						200,000,000					200,000,000
Cost of acquired entity, equity interests issued and issuable									47,900,000	1,000,000
Purchase price assigned to Bison Gas Gathering system							303,168,000				303,200,000	303,168,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Purchase price assigned to Bison Gas Gathering system								303,168,000
Current assets								5,705,000
Property, plant, and equipment								85,477,000
Intangible assets								164,502,000
Other noncurrent assets								2,187,000
Total assets acquired								257,871,000
Current liabilities								6,112,000
Other noncurrent liabilities								2,790,000
Total liabilities assumed								8,902,000
Net identifiable assets acquired								248,969,000
Goodwill	$ 115,888,000	$ 45,478,000	$ 45,478,000					$ 54,199,000